Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Securities Financing Transactions Disclosures Abstract
Unrealized Gain (Loss) on Investments

The amortized cost, fair value, and unrealized gains and losses on investment securities at June 30, 2017 and December 31, 2016 are as follows:

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
June 30, 2017
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	$42,629	$—	$858	$41,771
Mortgage-backed U.S. government agencies	28,543	3	307	28,239
State and political subdivision obligations	39,539	70	514	39,095
Corporate debt securities	1,100	5	—	1,105
Equity securities	1,168	15	40	1,143

Total available-for-sale securities	112,979	93	1,719	111,353

Held-to-maturity securities:
U.S. Treasury and U.S. government agencies	10,984	24	5	11,003
Mortgage-backed U.S. government agencies	51,248	72	99	51,221
State and political subdivision obligations	8,864	120	9	8,975
Corporate debt securities	—	—	—	—
Equity securities	—	—	—	—

Total held-to-maturity securities	71,096	216	113	71,199

Total	$184,075	$309	$1,832	$182,552

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	$48,520	$34	$1,542	$47,012
Mortgage-backed U.S. government agencies	26,181	17	579	25,619
State and political subdivision obligations	61,079	91	2,332	58,838
Corporate debt securities	1,100	—	—	1,100
Equity securities	1,168	—	112	1,056

Total available-for-sale securities	$138,048	$142	$4,565	$133,625

At December 31, 2016 and 2015, amortized cost, fair value, and unrealized gains and losses on investment securities are as follows:

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
Available for sale securities:
U.S. Treasury and U.S. government agencies	$48,520	$34	$1,542	$47,012
Mortgage-backed U.S. government agencies	26,181	17	579	25,619
State and political subdivision obligations	61,079	91	2,332	58,838
Corporate debt securities	1,000	—	—	1,000
Equity securities	1,268	—	112	1,156

	$138,048	$142	$4,565	$133,625

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2015
Available for sale securities:
U.S. Treasury and U.S. government agencies	$26,316	$729	$55	$26,990
Mortgage-backed U.S. government agencies	38,983	49	228	38,804
State and political subdivision obligations	64,780	1,914	77	66,617
Corporate debt securities	2,000	80	10	2,070
Equity securities	1,271	2	33	1,240

	$133,350	$2,774	$403	$135,721

Schedule of Fair Value and Unrealized Loss on Investments in a Continuous Unrealized Loss Position

The following table presents gross unrealized losses and fair value of investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015.

	Less Than 12 Months			12 Months or More			Total
(Dollars in thousands) December 31, 2016	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Available for sale securities:
U.S. Treasury and U.S. government agencies	23	$43,698	$1,542	0	$—	$—	23	$43,698	$1,542
Mortgage-backed U.S. government agencies	18	24,321	579	0	—	—	18	24,321	579
State and political subdivision obligations	108	50,582	2,332	0	—	—	108	50,582	2,332
Equity securities	0	—	—	2	1,056	112	2	1,056	112

Total temporarily impaired available for sale securities	149	$118,601	$4,453	2	$1,056	$112	151	$119,657	$4,565

	Less Than 12 Months			12 Months or More			Total
(Dollars in thousands) December 31, 2015	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Available for sale securities:
U.S. Treasury and U.S. government agencies	6	$6,259	$43	2	$1,383	$12	8	$7,642	$55
Mortgage-backed U.S. government agencies	13	12,759	124	11	6,282	104	24	19,041	228
State and political subdivision obligations	9	4,041	32	3	1,631	45	12	5,672	77
Corporate debt securities	1	990	10	0	—	—	1	990	10
Equity securities	0	—	—	2	615	33	2	615	33

Total temporarily impaired available for sale securities	29	$24,049	$209	18	$9,911	$194	47	$33,960	$403

Investments Classified by Contractual Maturity Date

The table below illustrates the maturity distribution of investment securities at amortized cost and fair value as of June 30, 2017.

	Available-for-sale		Held-to-maturity
(Dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
June 30, 2017
Due in 1 year or less	$1,293	$1,292	$—	$—
Due after 1 year but within 5 years	20,311	20,178	14,486	14,546
Due after 5 years but within 10 years	47,618	46,801	5,362	5,432
Due after 10 years	14,046	13,700	—	—

	83,268	81,971	19,848	19,978

Mortgage-backed securities	28,543	28,239	51,248	51,221
Equity securities	1,168	1,143	—	—

	$112,979	$111,353	$71,096	$71,199

The table below is the maturity distribution of investment securities at amortized cost and fair value at December 31, 2016.

	December 31, 2016
(Dollars in thousands)	Amortized Cost	Fair Value
Due in 1 year or less	$1,293	$1,305
Due after 1 year but within 5 years	19,656	19,471
Due after 5 years but within 10 years	66,084	63,895
Due after 10 years	23,566	22,179

	110,599	106,850

Mortgage-backed securities	26,181	25,619
Equity securities	1,268	1,156

	$138,048	$133,625

Schedule of Fair Value and Unrealized Loss on Investments in a Continuous Unrealized Loss Position

The following tables present gross unrealized losses and fair value of investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2017 and December 31, 2016.

	Less Than 12 Months			12 Months or More			Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
June 30, 2017
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	21	$39,077	$852	1	$2,694	$6	22	$41,771	$858
Mortgage-backed U.S. government agencies	18	26,466	291	1	535	16	19	27,001	307
State and political subdivision obligations	48	24,121	381	7	3,845	133	55	27,966	514
Equity securities	0	—	—	1	550	40	1	550	40

Total temporarily impaired available- for-sale securities	87	89,664	1,524	10	7,624	195	97	97,288	1,719

Held-to-maturity securities:
U.S. Treasury and U.S. government agencies	2	4,991	5	0	—	—	2	4,991	5
Mortgage-backed U.S. government agencies	14	22,879	99	0	—	—	14	22,879	99
State and political subdivision obligations	3	1,536	9	0	—	—	3	1,536	9

Total temporarily impaired held-to-maturity securities	19	29,406	113	0	—	—	19	29,406	113

Total	106	$119,070	$1,637	10	$7,624	$195	116	$126,694	$1,832

	Less Than 12 Months			12 Months or More			Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
December 31, 2016
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	23	$43,698	$1,542	0	$—	$—	23	$43,698	$1,542
Mortgage-backed U.S. government agencies	18	24,321	579	0	—	—	18	24,321	579
State and political subdivision obligations	108	50,582	2,332	0	—	—	108	50,582	2,332
Equity securities	0	—	—	2	1,056	112	2	1,056	112

Total temporarily impaired available-for-sale securities	149	$118,601	$4,453	2	$1,056	$112	151	$119,657	$4,565